Earnings per share - summary of earnings per share calculations (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Earnings per share - basic, Earnings	£ 3,162	£ 4,490
Earnings per share - diluted, Earnings	3,162	4,490
Adjusted earnings per share - basic, Earnings	3,650	3,573
Adjusted earnings per share - diluted, Earnings	3,650	3,573
Headline basic earnings per share, Earnings	3,436	3,698
Headline diluted earnings per share, Earnings	£ 3,436	£ 3,698
Earnings per share - basic (in shares)	2,165,000,000	2,194,000,000
Earnings per share - diluted (in shares)	2,176,000,000	2,205,000,000
Adjusted earnings per share - basic (in shares)	2,165,000,000	2,194,000,000
Adjusted earnings per share - diluted (in shares)	2,176,000,000	2,205,000,000
Headline earnings per share - basic (in shares)	2,165,000,000	2,194,000,000
Headline earnings per share - diluted (in shares)	2,176,000,000	2,205,000,000
Earnings per share, basic (in GBP per share)	£ 1.461	£ 2.046
Earnings per share - diluted (in GBP per share)	1.453	2.036
Adjusted earnings per share - basic (in GBP per share)	1.686	1.629
Adjusted earnings per share - diluted (in GBP per share)	1.677	1.620
Headline earnings per share - basic (in GBP per share)	1.587	1.685
Headline earnings per share - diluted (in GBP per share)	1.579	1.677
Adjusted diluted earnings per share (in GBP per share)	£ 1.677	£ 1.620